Long-Lived Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Lived Assets
2024	$ 88
2025	88
2026	88
2027	88
2028	88
Thereafter	687
Intangible assets, net	$ 1,127	$ 802